COMMERCIAL MORTGAGE LOANS - Schedule of Commercial Mortgage Loans Amortized Cost Basis by Origination Year (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for Credit Loss
Allowance for credit losses	$ (103)	$ (222)	$ (5)
Total Commercial Loans
Total commercial mortgage loans	10,863	10,006
Commercial Mortgage Loans
Amortized Cost
Current fiscal year	2,063	1,463
Year prior to current fiscal year	1,439	2,442
Two years prior to current fiscal year	2,034	1,577
Three years prior to current fiscal year	1,404	1,344
Four years prior to current fiscal year	1,224	943
Prior	2,802	2,459
Amortized cost	10,966	10,228
Allowance for Credit Loss
Current fiscal year	(12)	(21)
Year prior to current fiscal year	(10)	(46)
Two years prior to current fiscal year	(21)	(55)
Three years prior to current fiscal year	(18)	(37)
Four years prior to current fiscal year	(12)	(25)
Prior	(30)	(38)
Allowance for credit losses	(103)	(222)
Total Commercial Loans
Current fiscal year	2,051	1,442
Year prior to current fiscal year	1,429	2,396
Two years prior to current fiscal year	2,013	1,522
Three years prior to current fiscal year	1,386	1,307
Four years prior to current fiscal year	1,212	918
Prior	2,772	2,421
Total commercial mortgage loans	10,863	10,006
Commercial Mortgage Loans | Performing
Amortized Cost
Current fiscal year	2,063	1,463
Year prior to current fiscal year	1,439	2,442
Two years prior to current fiscal year	2,034	1,577
Three years prior to current fiscal year	1,404	1,344
Four years prior to current fiscal year	1,224	943
Prior	2,802	2,458
Amortized cost	10,966	10,227
Commercial Mortgage Loans | Non-performing
Amortized Cost
Current fiscal year	0	0
Year prior to current fiscal year	0	0
Two years prior to current fiscal year	0	0
Three years prior to current fiscal year	0	0
Four years prior to current fiscal year	0	0
Prior	0	1
Amortized cost	$ 0	$ 1